PIA MBS BOND FUND
Schedule of Investments - August 31, 2021 (Unaudited)

Principal
Amount/Shares			Value
	MORTGAGE BACKED SECURITIES	88.1%
	Commercial Mortgage-Backed Securities	3.4%
	CF Hippolyta LLC
$1,423,182	1.69%, due 7/15/60, Series 2020-1 Class A (b)		$1,451,360
	Cold Storage Trust
1,474,486	0.996% (1 Month LIBOR USD + 0.900%), due 11/15/37, Series 2020-ICE5 Class A (b) (e)		1,478,802
			2,930,162
	U.S. Government Securities	84.7%
	FHLMC Pool
389,059	2.50%, due 12/1/31, #G18622		408,817
83,594	5.00%, due 10/1/38, #G04832		95,714
283,983	3.50%, due 5/1/42, #G08491		307,590
224,939	3.00%, due 8/1/43, #G08540		240,085
185,464	3.00%, due 8/1/43, #Q20559		197,757
449,981	4.00%, due 8/1/44, #G08601		492,872
343,374	3.00%, due 3/1/45, #G08631		363,012
533,607	3.00%, due 5/1/45, #G08640		564,160
381,487	3.00%, due 5/1/45, #Q33337		404,674
442,505	3.00%, due 1/1/47, #G08741		469,806
286,066	3.00%, due 1/1/47, #Q45636		302,592
192,085	4.50%, due 3/1/47, #G08754		209,876
264,967	3.50%, due 4/1/48, #Q55213		282,145
129,135	4.50%, due 5/1/48, #G08820		140,276
126,863	3.50%, due 9/1/48, #G08835		134,455
121,571	4.00%, due 2/1/49, #ZT1710		130,180
297,637	3.00%, due 4/1/49, #ZN5108		311,585
205,109	3.50%, due 7/1/49, #QA1057		216,731
206,475	3.50%, due 7/1/49, #SD8001		218,185
297,858	3.00%, due 10/1/49, #SD8016		311,782
	FNMA Pool
96,842	4.00%, due 5/1/26, #AH8174		103,069
464,077	2.50%, due 10/1/31, #BC9305		487,565
312,461	2.50%, due 11/1/31, #BD9466		328,141
126,179	3.50%, due 5/1/33, #BK5720		135,046
131,509	3.50%, due 5/1/33, #MA3364		141,252
294,627	4.00%, due 12/1/39, #AE0215		324,168
464,058	3.50%, due 7/1/43, #AB9774		502,487
594,269	3.00%, due 8/1/43, #AU3363		633,807
214,885	4.00%, due 9/1/44, #AS3392		236,561
126,727	3.00%, due 4/1/45, #AS4774		133,986
221,762	3.50%, due 4/1/45, #AY3376		238,594
90,808	3.00%, due 6/1/45, #AZ0171		96,341
709,049	3.00%, due 6/1/45, #AZ0504		752,279
33,738	3.00%, due 6/1/45, #AZ2754		35,298
202,559	3.50%, due 8/1/45, #AS5699		217,820
99,323	3.50%, due 9/1/45, #AS5722		106,803
352,430	3.00%, due 10/1/45, #AZ6877		374,002
497,969	3.50%, due 12/1/45, #BA2275		534,298
409,494	3.50%, due 12/1/45, #MA2471		440,742
249,696	3.50%, due 3/1/46, #MA2549		268,346
552,715	3.00%, due 7/1/46, #MA2670		582,757
332,159	3.00%, due 9/1/46, #AS7904		350,721
115,246	3.00%, due 4/1/47, #AS9448		121,991
217,249	3.00%, due 5/1/47, #AS9562		229,905
120,036	3.50%, due 8/1/47, #MA3087		127,598
242,675	3.50%, due 9/1/47, #MA3120		258,460
91,631	4.50%, due 11/1/47, #BJ1795		99,854
422,022	3.50%, due 3/1/48, #MA3305		448,389
525,627	4.50%, due 5/1/48, #BM4135		573,486
192,090	4.00%, due 6/1/48, #MA3384		205,996
249,412	4.00%, due 7/1/48, #MA3415		266,660
190,604	4.00%, due 8/1/48, #BK5416		204,499
168,926	4.00%, due 10/1/48, #MA3495		181,032
214,976	4.50%, due 10/1/48, #MA3496		232,889
208,971	4.50%, due 11/1/48, #MA3522		226,813
136,467	4.00%, due 1/1/49, #BN3956		146,325
142,028	3.50%, due 2/1/49, #BM5485		150,176
128,415	4.00%, due 2/1/49, #MA3592		137,515
204,749	3.00%, due 4/1/49, #BN6240		214,404
123,725	3.00%, due 4/1/49, #BN6248		129,619
244,809	3.00%, due 5/1/49, #MA3670		256,307
170,390	3.50%, due 5/1/49, #MA3663		180,191
179,851	3.50%, due 6/1/49, #FM1028		190,042
174,349	3.50%, due 6/1/49, #MA3686		184,373
1,897,395	3.00%, due 12/1/50, #FM7827		1,984,146

	FNMA TBA
2,000,000	3.00%, due 9/15/42 (d)		2,092,187
18,700,000	2.50%, due 9/15/46 (d)		19,429,009
13,000,000	2.00%, due 9/15/50 (d)		13,185,859
	GNMA Pool
233,788	5.00%, due 9/15/39, #726311		267,110
165,604	4.00%, due 6/15/45, #AM8608		181,288
113,305	4.00%, due 2/15/46, #AR3772		123,766
165,168	4.00%, due 10/15/46, #AQ0545		180,358
107,271	4.00%, due 12/15/46, #AQ0562		117,429
824,569	3.00%, due 5/15/47, #AW1730		895,869
435,309	3.00%, due 8/15/47, #AZ5554		473,025
370,835	3.50%, due 11/15/47, #BD4824		390,396
188,727	4.00%, due 11/15/47, #BB3817		202,472
281,354	3.50%, due 4/20/49, #MA5875		296,377
421,679	3.50%, due 7/20/49, #MA6039		444,117
286,794	3.00%, due 8/20/49, #MA6089		300,108
739,296	3.00%, due 9/20/49, #MA6153		773,618
761,821	3.00%, due 12/20/49, #MA6338		797,190
	GNMA TBA
4,000,000	2.00%, due 9/15/50 (d)		4,084,063
9,500,000	2.50%, due 9/15/50 (d)		9,854,023
			73,665,311
	Total Mortgage-Backed Securities (cost $75,095,732)		76,595,473

	SHORT-TERM INVESTMENTS	67.3%
	Money Market Fund	1.2%
1,080,354	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)		1,080,354
	U.S. Treasury Bills	66.1%
$6,000,000	0.032%, due 9/23/21 (c)		5,999,881
7,000,000	0.031%, due 10/21/21 (c)		6,999,514
3,500,000	0.027%, due 10/28/21 (c)		3,499,723
8,000,000	0.025%, due 11/18/21 (c)		7,999,262
7,500,000	0.030%, due 11/26/21 (c)		7,499,224
7,000,000	0.047%, due 12/23/21 (c)		6,999,094
4,500,000	0.048%, due 1/13/22 (c)		4,499,330
7,000,000	0.049%, due 1/20/22 (c)		6,998,903
4,000,000	0.047%, due 2/10/22 (c)		3,999,235
3,000,000	0.046%, due 2/24/22 (c)		2,999,267
			57,493,433
	Total Short-Term Investments (cost $58,574,115)		58,573,787

	Total Investments (cost $133,669,847)	155.4%	135,169,260
	Liabilities less Other Assets	(55.4)%	(48,187,086)
	TOTAL NET ASSETS	100.0%	$86,982,174

(a)	Rate shown is the 7-day annualized yield as of August 31, 2021.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of August 31, 2021, the value of these investments was $2,930,162 or 3.37% of total net assets.
(c)	Rate shown is the discount rate at August 31, 2021.
(d)	Security purchased on a when-issued basis. As of August 31, 2021 the total cost of investments
	purchased on a when-issued basis was $48,645,141 or 55.93% of total net assets.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of August 31, 2021.

	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	LIBOR - London Interbank Offered Rate
	TBA - To Be Announced

PIA MBS Bond Fund
Summary of Fair Value Disclosure at August 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

PIA MBS Bond Fund	Level 1	Level 2	Level 3	Total

Fixed Income
Commercial Mortgage-Backed Securities	$-	$2,930,162	$-	$2,930,162
Mortgage-Backed Securities - U.S. Government Agencies	-	73,665,311	-	73,665,311
Total Fixed Income	-	76,595,473	-	76,595,473
Money Market Fund	1,080,354	-	-	1,080,354
U.S. Treasury Bills	-	57,493,433	-	57,493,433
Total Investments	$1,080,354	$134,088,906	$-	$135,169,260

Refer to the Fund’s schedule of investments for a detailed break-out of securities.